FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-02120


                              Security Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)


              Richard M. Goldman, President, Security Income Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  12/31

Date of reporting period:  7/1/2007 - 6/30/2008


========================== DIVERSIFIED INCOME SERIES ===========================


NO RECORDS TO REPORT


============================== HIGH YIELD SERIES ===============================


BIMINI CAPITAL MANAGEMENT

Ticker:       BMNM           Security ID:  090319104
Meeting Date: MAY 27, 2008   Meeting Type: Annual
Record Date:  APR 4, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Robert E. Cauley           For       For        Management
2     Elect Director Robert J. Dwyer            For       For        Management
3     Amend Company's Charter Ownership Limit   For       Against    Management
      Provisions


========================== INCOME OPPORTUNITY SERIES ===========================


NO RECORDS TO REPORT


========================= CAPITAL PRESERVATION SERIES ==========================


NO RECORDS TO REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       SECURITY INCOME FUND
                                       (Registrant)

                                       By:  RICHARD M. GOLDMAN
                                            ------------------------------------
                                            Richard M. Goldman, President


                                       Date:  August 15, 2008